UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22557

T. Rowe Price Floating Rate Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

Floating Rate Fund

Investor Class (PRFRX)

This annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Investor Class	$79	0.77%

What drove fund performance during the past 12 months?

  Leveraged loans advanced in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and the likely end of the Federal Reserve’s rate-cutting cycle supported the asset class’s performance.

  Compared with the fund’s style-specific benchmark, the Morningstar LSTA Performing Loan Index, credit selection in the information technology and automotive segments aided relative performance, with meaningful contributions from social networking company X/Twitter and our avoidance of First Brands Group, a supplier within the global automotive aftermarket that filed for Chapter 11 bankruptcy in September 2025. Asurion, the leading provider of mobile protection services, was a notable contributor in the wireless communications segment.

  Relative to the style-specific benchmark, Qlik Technologies, which offers business intelligence and analytics; and Kaseya, a leading global provider of information technology management solutions, detracted as fears about the potential impacts of displacement amid increased adoption of artificial intelligence (AI) technology weighed on their performance. The cable operators segment held back relative gains, partly due to Optimum (formerly known as Altice USA).

  The fund seeks high current income and some capital appreciation. We continued to pare down the portfolio’s information technology holdings, largely due to AI-displacement risk. For several quarters, we have evaluated how generative AI could affect revenue durability, pricing power, reinvestment needs, and capital structure outcomes across our software and broader technology holdings.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,168	10,232	10,220
2016	10,288	9,908	10,420
2017	10,465	10,008	10,665
2017	10,551	10,158	10,760
2017	10,597	10,283	10,828
2017	10,711	10,227	10,955
2018	10,811	10,059	11,134
2018	10,875	10,120	11,234
2018	11,002	10,175	11,383
2018	10,988	10,089	11,358
2019	11,135	10,378	11,530
2019	11,283	10,768	11,677
2019	11,411	11,210	11,757
2019	11,518	11,178	11,823
2020	11,510	11,590	11,939
2020	11,107	11,781	11,329
2020	11,447	11,936	11,884
2020	11,699	11,992	12,275
2021	12,001	11,750	12,682
2021	12,136	11,734	12,827
2021	12,227	11,925	12,939
2021	12,296	11,854	13,040
2022	12,343	11,440	13,106
2022	12,070	10,769	12,798
2022	12,223	10,552	12,980
2022	12,248	10,332	12,968
2023	12,668	10,328	13,462
2023	12,751	10,538	13,571
2023	13,318	10,426	14,242
2023	13,594	10,454	14,561
2024	14,010	10,671	15,054
2024	14,330	10,676	15,427
2024	14,616	11,187	15,688
2024	14,961	11,173	16,076
2025	15,147	11,291	16,297
2025	15,352	11,258	16,487
2025	15,678	11,538	16,844
2025	15,880	11,809	17,022
2026	15,845	11,998	16,929
2026	16,227	11,836	17,335

202501-4140694, 202606-5570160

F194-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Floating Rate Fund (Investor Class)	5.70%	5.98%	4.96%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	5.14	6.21	5.66

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,063,480
  Number of Portfolio Holdings338
  Investment Advisory Fees Paid (000s)$16,926
  Portfolio Turnover Rate66.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Bank Loans	87.2%
Corporate Bonds	8.4
Preferred Stocks	0.2
Convertible Preferred Stocks	0.2
Short-Term and Other	4.0

Top Ten Holdings (as a % of Net Assets)

Table Summary
Hopper Merger Sub	2.5%
TransDigm	1.9
Applied Systems	1.7
Alera Group	1.7
Ellucian Holdings	1.6
Neptune Bidco U.S.	1.6
CRC Insurance Group	1.4
Asurion	1.4
Engineered Machinery Holdings	1.4
UKG	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Floating Rate Fund

Investor Class (PRFRX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Floating Rate Fund

Advisor Class (PAFRX)

This annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Advisor Class	$100	0.97%

What drove fund performance during the past 12 months?

  Leveraged loans advanced in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and the likely end of the Federal Reserve’s rate-cutting cycle supported the asset class’s performance.

  Compared with the fund’s style-specific benchmark, the Morningstar LSTA Performing Loan Index, credit selection in the information technology and automotive segments aided relative performance, with meaningful contributions from social networking company X/Twitter and our avoidance of First Brands Group, a supplier within the global automotive aftermarket that filed for Chapter 11 bankruptcy in September 2025. Asurion, the leading provider of mobile protection services, was a notable contributor in the wireless communications segment.

  Relative to the style-specific benchmark, Qlik Technologies, which offers business intelligence and analytics; and Kaseya, a leading global provider of information technology management solutions, detracted as fears about the potential impacts of displacement amid increased adoption of artificial intelligence (AI) technology weighed on their performance. The cable operators segment held back relative gains, partly due to Optimum (formerly known as Altice USA).

  The fund seeks high current income and some capital appreciation. We continued to pare down the portfolio’s information technology holdings, largely due to AI-displacement risk. For several quarters, we have evaluated how generative AI could affect revenue durability, pricing power, reinvestment needs, and capital structure outcomes across our software and broader technology holdings.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,173	10,232	10,220
2016	10,288	9,908	10,420
2017	10,460	10,008	10,665
2017	10,540	10,158	10,760
2017	10,581	10,283	10,828
2017	10,678	10,227	10,955
2018	10,783	10,059	11,134
2018	10,843	10,120	11,234
2018	10,963	10,175	11,383
2018	10,944	10,089	11,358
2019	11,096	10,378	11,530
2019	11,225	10,768	11,677
2019	11,347	11,210	11,757
2019	11,459	11,178	11,823
2020	11,444	11,590	11,939
2020	11,039	11,781	11,329
2020	11,370	11,936	11,884
2020	11,614	11,992	12,275
2021	11,907	11,750	12,682
2021	12,033	11,734	12,827
2021	12,118	11,925	12,939
2021	12,179	11,854	13,040
2022	12,232	11,440	13,106
2022	11,943	10,769	12,798
2022	12,089	10,552	12,980
2022	12,108	10,332	12,968
2023	12,517	10,328	13,462
2023	12,593	10,538	13,571
2023	13,146	10,426	14,242
2023	13,412	10,454	14,561
2024	13,815	10,671	15,054
2024	14,124	10,676	15,427
2024	14,398	11,187	15,688
2024	14,731	11,173	16,076
2025	14,922	11,291	16,297
2025	15,100	11,258	16,487
2025	15,413	11,538	16,844
2025	15,604	11,809	17,022
2026	15,562	11,998	16,929
2026	15,930	11,836	17,335

202501-4140694, 202606-5570160

F294-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Floating Rate Fund (Advisor Class)	5.50%	5.77%	4.77%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	5.14	6.21	5.66

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,063,480
  Number of Portfolio Holdings338
  Investment Advisory Fees Paid (000s)$16,926
  Portfolio Turnover Rate66.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Bank Loans	87.2%
Corporate Bonds	8.4
Preferred Stocks	0.2
Convertible Preferred Stocks	0.2
Short-Term and Other	4.0

Top Ten Holdings (as a % of Net Assets)

Table Summary
Hopper Merger Sub	2.5%
TransDigm	1.9
Applied Systems	1.7
Alera Group	1.7
Ellucian Holdings	1.6
Neptune Bidco U.S.	1.6
CRC Insurance Group	1.4
Asurion	1.4
Engineered Machinery Holdings	1.4
UKG	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Floating Rate Fund

Advisor Class (PAFRX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Floating Rate Fund

I Class (TFAIX)

This annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - I Class	$66	0.64%

What drove fund performance during the past 12 months?

  Leveraged loans advanced in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and the likely end of the Federal Reserve’s rate-cutting cycle supported the asset class’s performance.

  Compared with the fund’s style-specific benchmark, the Morningstar LSTA Performing Loan Index, credit selection in the information technology and automotive segments aided relative performance, with meaningful contributions from social networking company X/Twitter and our avoidance of First Brands Group, a supplier within the global automotive aftermarket that filed for Chapter 11 bankruptcy in September 2025. Asurion, the leading provider of mobile protection services, was a notable contributor in the wireless communications segment.

  Relative to the style-specific benchmark, Qlik Technologies, which offers business intelligence and analytics; and Kaseya, a leading global provider of information technology management solutions, detracted as fears about the potential impacts of displacement amid increased adoption of artificial intelligence (AI) technology weighed on their performance. The cable operators segment held back relative gains, partly due to Optimum (formerly known as Altice USA).

  The fund seeks high current income and some capital appreciation. We continued to pare down the portfolio’s information technology holdings, largely due to AI-displacement risk. For several quarters, we have evaluated how generative AI could affect revenue durability, pricing power, reinvestment needs, and capital structure outcomes across our software and broader technology holdings.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/29/16	500,000	500,000	500,000
11/30/16	500,562	498,674	500,375
2/28/17	509,251	503,720	512,166
5/31/17	513,569	511,246	516,720
8/31/17	515,949	517,530	520,000
11/30/17	521,133	514,702	526,092
2/28/18	526,665	506,265	534,689
5/31/18	529,995	509,331	539,451
8/31/18	536,356	512,100	546,609
11/30/18	535,296	507,795	545,422
2/28/19	543,205	522,312	553,675
5/31/19	550,010	541,930	560,749
8/31/19	556,460	564,193	564,584
11/30/19	562,402	562,592	567,759
2/29/20	561,587	583,332	573,343
5/31/20	542,699	592,956	544,044
8/31/20	559,460	600,715	570,684
11/30/20	571,312	603,570	589,445
2/28/21	586,845	591,403	609,006
5/31/21	592,953	590,555	615,964
8/31/21	597,648	600,209	621,328
11/30/21	601,824	596,608	626,185
2/28/22	604,307	575,765	629,354
5/31/22	590,528	541,999	614,601
8/31/22	598,876	531,089	623,308
11/30/22	600,337	520,006	622,758
2/28/23	620,420	519,790	646,453
5/31/23	624,721	530,385	651,691
8/31/23	652,685	524,752	683,921
11/30/23	666,437	526,141	699,236
2/29/24	687,028	537,084	722,936
5/31/24	703,711	537,310	740,813
8/31/24	717,221	563,042	753,350
11/30/24	734,394	562,314	771,982
2/28/25	744,554	568,279	782,585
5/31/25	754,832	566,641	791,732
8/31/25	770,295	580,700	808,896
11/30/25	780,482	594,373	817,411
2/28/26	778,990	603,857	812,980
5/31/26	798,047	595,728	832,456

202501-4140694, 202606-5570160

F231-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 11/29/16
Floating Rate Fund (I Class)	5.73%	6.12%	5.04%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.86
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	5.14	6.21	5.51

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,063,480
  Number of Portfolio Holdings338
  Investment Advisory Fees Paid (000s)$16,926
  Portfolio Turnover Rate66.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Bank Loans	87.2%
Corporate Bonds	8.4
Preferred Stocks	0.2
Convertible Preferred Stocks	0.2
Short-Term and Other	4.0

Top Ten Holdings (as a % of Net Assets)

Table Summary
Hopper Merger Sub	2.5%
TransDigm	1.9
Applied Systems	1.7
Alera Group	1.7
Ellucian Holdings	1.6
Neptune Bidco U.S.	1.6
CRC Insurance Group	1.4
Asurion	1.4
Engineered Machinery Holdings	1.4
UKG	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Floating Rate Fund

I Class (TFAIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Floating Rate Fund

Z Class (TRIZX)

This annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Z Class	$2	0.02%

What drove fund performance during the past 12 months?

  Leveraged loans advanced in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and the likely end of the Federal Reserve’s rate-cutting cycle supported the asset class’s performance.

  Compared with the fund’s style-specific benchmark, the Morningstar LSTA Performing Loan Index, credit selection in the information technology and automotive segments aided relative performance, with meaningful contributions from social networking company X/Twitter and our avoidance of First Brands Group, a supplier within the global automotive aftermarket that filed for Chapter 11 bankruptcy in September 2025. Asurion, the leading provider of mobile protection services, was a notable contributor in the wireless communications segment.

  Relative to the style-specific benchmark, Qlik Technologies, which offers business intelligence and analytics; and Kaseya, a leading global provider of information technology management solutions, detracted as fears about the potential impacts of displacement amid increased adoption of artificial intelligence (AI) technology weighed on their performance. The cable operators segment held back relative gains, partly due to Optimum (formerly known as Altice USA).

  The fund seeks high current income and some capital appreciation. We continued to pare down the portfolio’s information technology holdings, largely due to AI-displacement risk. For several quarters, we have evaluated how generative AI could affect revenue durability, pricing power, reinvestment needs, and capital structure outcomes across our software and broader technology holdings.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
5/31/20	10,638	10,215	10,511
8/31/20	10,984	10,349	11,025
11/30/20	11,246	10,398	11,388
2/28/21	11,557	10,188	11,766
5/31/21	11,707	10,173	11,900
8/31/21	11,818	10,340	12,004
11/30/21	11,906	10,278	12,097
2/28/22	11,973	9,919	12,159
5/31/22	11,730	9,337	11,874
8/31/22	11,901	9,149	12,042
11/30/22	11,949	8,958	12,031
2/28/23	12,381	8,954	12,489
5/31/23	12,486	9,137	12,590
8/31/23	13,065	9,040	13,213
11/30/23	13,361	9,064	13,509
2/29/24	13,795	9,252	13,967
5/31/24	14,137	9,256	14,312
8/31/24	14,446	9,700	14,554
11/30/24	14,814	9,687	14,914
2/28/25	15,026	9,790	15,119
5/31/25	15,257	9,762	15,296
8/31/25	15,594	10,004	15,627
11/30/25	15,841	10,239	15,792
2/28/26	15,818	10,403	15,706
5/31/26	16,248	10,263	16,083

202501-4140694, 202606-5570160

F1252-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 3/16/20
Floating Rate Fund (Z Class)	6.49%	6.77%	8.13%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	0.42
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	5.14	6.21	7.95

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,063,480
  Number of Portfolio Holdings338
  Investment Advisory Fees Paid (000s)$16,926
  Portfolio Turnover Rate66.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Bank Loans	87.2%
Corporate Bonds	8.4
Preferred Stocks	0.2
Convertible Preferred Stocks	0.2
Short-Term and Other	4.0

Top Ten Holdings (as a % of Net Assets)

Table Summary
Hopper Merger Sub	2.5%
TransDigm	1.9
Applied Systems	1.7
Alera Group	1.7
Ellucian Holdings	1.6
Neptune Bidco U.S.	1.6
CRC Insurance Group	1.4
Asurion	1.4
Engineered Machinery Holdings	1.4
UKG	1.4

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Floating Rate Fund

Z Class (TRIZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$46,203	$46,217
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFRX Floating Rate Fund
PAFRX Floating Rate Fund–
.
Advisor Class
TFAIX Floating Rate Fund–
.
I Class
TRIZX Floating Rate Fund–
.
Z Class

T. ROWE PRICE Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 9 .24 $ 9 .30 $ 9 .02 $ 9 .16 $ 9 .57
Investment activities
Net investment income
(1)(2)
0 .63 0 .70 0 .80 0 .62 0 .36
Net realized and
unrealized gain/loss ( 0 .12 ) ( 0 .06 ) 0 .28 ( 0 .12 ) ( 0 .41 )
Total from investment
activities 0 .51 0 .64 1 .08 0 .50 ( 0 .05 )
Distributions
Net investment income ( 0 .62 ) ( 0 .70 ) ( 0 .80 ) ( 0 .63 ) ( 0 .36 )
Net realized gain — — — ( 0 .01 ) —
Total distributions ( 0 .62 ) ( 0 .70 ) ( 0 .80 ) ( 0 .64 ) ( 0 .36 )
NET ASSET VALUE
End of period $ 9 .13 $ 9 .24 $ 9 .30 $ 9 .02 $ 9 .16
Ratios/Supplemental Data
Total return
(2)(3)
5 .70% 7 .13% 12 .38% 5 .64% ( 0 .54 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .77% 0 .77% 0 .77% 0 .78% 0 .75%
Net expenses after
waivers/payments by Price
Associates 0 .77% 0 .77% 0 .77% 0 .78% 0 .75%
Net investment income 6 .83% 7 .61% 8 .69% 6 .87% 3 .79%
Portfolio turnover rate 66 .4% 106 .9% 77 .9% 27 .6% 37 .2%
Net assets, end of period (in
millions) $1,795 $1,902 $1,550 $1,369 $1,949
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 9 .26 $ 9 .32 $ 9 .04 $ 9 .18 $ 9 .59
Investment activities
Net investment income
(1)(2)
0 .62 0 .68 0 .79 0 .61 0 .34
Net realized and
unrealized gain/loss ( 0 .12 ) ( 0 .06 ) 0 .27 ( 0 .13 ) ( 0 .40 )
Total from investment
activities 0 .50 0 .62 1 .06 0 .48 ( 0 .06 )
Distributions
Net investment income ( 0 .61 ) ( 0 .68 ) ( 0 .78 ) ( 0 .61 ) ( 0 .35 )
Net realized gain — — — ( 0 .01 ) —
Total distributions ( 0 .61 ) ( 0 .68 ) ( 0 .78 ) ( 0 .62 ) ( 0 .35 )
NET ASSET VALUE
End of period $ 9 .15 $ 9 .26 $ 9 .32 $ 9 .04 $ 9 .18
Ratios/Supplemental Data
Total return
(2)(3)
5 .50% 6 .91% 12 .15% 5 .44% ( 0 .74 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by
Price Associates 1 .05% 1 .04% 1 .07% 1 .03% 1 .02%
Net expenses after
waivers/payments by
Price Associates 0 .97% 0 .97% 0 .97% 0 .97% 0 .97%
Net investment income 6 .67% 7 .37% 8 .49% 6 .68% 3 .62%
Portfolio turnover rate 66 .4% 106 .9% 77 .9% 27 .6% 37 .2%
Net assets, end of period (in
thousands) $8,980 $13,819 $9,368 $14,621 $21,783
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 9 .25 $ 9 .31 $ 9 .02 $ 9 .16 $ 9 .57
Investment activities
Net investment income
(1)(2)
0 .64 0 .72 0 .81 0 .63 0 .37
Net realized and
unrealized gain/loss ( 0 .13 ) ( 0 .07 ) 0 .29 ( 0 .12 ) ( 0 .40 )
Total from investment
activities 0 .51 0 .65 1 .10 0 .51 ( 0 .03 )
Distributions
Net investment income ( 0 .63 ) ( 0 .71 ) ( 0 .81 ) ( 0 .64 ) ( 0 .38 )
Net realized gain — — — ( 0 .01 ) —
Total distributions ( 0 .63 ) ( 0 .71 ) ( 0 .81 ) ( 0 .65 ) ( 0 .38 )
NET ASSET VALUE
End of period $ 9 .13 $ 9 .25 $ 9 .31 $ 9 .02 $ 9 .16
Ratios/Supplemental Data
Total return
(2)(3)
5 .73% 7 .26% 12 .64% 5 .79% ( 0 .41 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by
Price Associates 0 .64% 0 .64% 0 .65% 0 .63% 0 .62%
Net expenses after
waivers/payments by
Price Associates 0 .64% 0 .64% 0 .65% 0 .63% 0 .62%
Net investment income 6 .96% 7 .73% 8 .81% 6 .96% 3 .95%
Portfolio turnover rate 66 .4% 106 .9% 77 .9% 27 .6% 37 .2%
Net assets, end of period (in
thousands) $939,609 $999,298 $820,734 $729,069 $1,097,697
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 9 .24 $ 9 .30 $ 9 .02 $ 9 .16 $ 9 .57
Investment activities
Net investment income
(1)(2)
0 .70 0 .78 0 .87 0 .69 0 .44
Net realized and
unrealized gain/loss ( 0 .12 ) ( 0 .07 ) 0 .28 ( 0 .12 ) ( 0 .42 )
Total from investment
activities 0 .58 0 .71 1 .15 0 .57 0 .02
Distributions
Net investment income ( 0 .69 ) ( 0 .77 ) ( 0 .87 ) ( 0 .70 ) ( 0 .43 )
Net realized gain — — — ( 0 .01 ) —
Total distributions ( 0 .69 ) ( 0 .77 ) ( 0 .87 ) ( 0 .71 ) ( 0 .43 )
NET ASSET VALUE
End of period $ 9 .13 $ 9 .24 $ 9 .30 $ 9 .02 $ 9 .16
Ratios/Supplemental Data
Total return
(2)(3)
6 .49% 7 .92% 13 .22% 6 .44% 0 .19%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by
Price Associates 0 .62% 0 .62% 0 .62% 0 .62% 0 .62%
Net expenses after
waivers/payments by
Price Associates 0 .02% 0 .02% 0 .02% 0 .02% 0 .02%
Net investment income 7 .57% 8 .37% 9 .44% 7 .58% 4 .63%
Portfolio turnover rate 66 .4% 106 .9% 77 .9% 27 .6% 37 .2%
Net assets, end of period (in
millions) $1,320 $1,289 $1,252 $1,464 $2,285
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Floating Rate Fund
May 31, 2026

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  87.2% (1)
Aerospace & Defense  3.2%
Apple Bidco, FRN, 1M TSFR + 2.50%, 6.12%, 9/23/31  2,178 2,181
Bleriot U.S. Bidco, FRN, 3M TSFR + 2.25%, 5.95%, 10/31/30  8,118 8,135
Brown Group Holding, FRN, 3M TSFR + 2.50%, 6.155%, 7/1/31  20,098 20,156
Dynasty Acquisition, FRN, 1M TSFR + 2.00%, 5.62%, 10/31/31  22,944 23,015
Kaman, FRN, 3M TSFR + 1.00%, 1.00%, 2/26/32 (2) 153 153
Kaman, FRN, 3M TSFR + 2.25%, 5.95%, 2/26/32  1,321 1,323
Mahseer Holdings, FRN, 3M TSFR + 1.00%, 1.00%, 3/16/33 (2) 129 130
Mahseer Holdings, FRN, 3M TSFR + 3.25%, 6.924%, 3/16/33  806 811
TransDigm, FRN, 1M TSFR + 2.25%, 5.87%, 3/22/30  14,356 14,387
TransDigm, FRN, 1M TSFR + 2.50%, 6.12%, 2/28/31  21,495 21,550
TransDigm, FRN, 1M TSFR + 2.50%, 6.12%, 1/19/32  4,093 4,103
TransDigm, FRN, 1M TSFR + 2.50%, 6.12%, 8/19/32  19,159 19,205
TransDigm, FRN, 1M TSFR + 2.50%, 6.12%, 2/13/33  14,385 14,418
129,567
Automotive  3.3%
American Axle & Manufacturing, FRN, 3M TSFR + 3.25%,
6.912%, 2/3/33  5,257 5,259
Autokiniton U.S. Holdings, FRN, 1M TSFR + 4.00%, 7.735%,
4/6/28  28,396 28,321
Belron Finance 2019, FRN, 3M TSFR + 2.00%, 5.657%,
10/16/31  8,089 8,100
Clarios Global, FRN, 1M TSFR + 2.50%, 6.098%, 1/28/32  32,367 32,383
Clarios Global, FRN, 1M TSFR + 2.50%, 6.12%, 5/6/30  6,065 6,071
DexKo Global, FRN, 3M TSFR + 4.50%, 8.163%, 10/4/31 (3) 10,355 10,086
Mavis Tire Express Services Topco, FRN, 6M TSFR + 3.00%,
6.669%, 5/4/28  27,336 27,311
Tenneco, FRN, 3M TSFR + 5.00%, 8.742%, 11/17/28  4,240 4,232
Wand NewCo 3, FRN, 1M TSFR + 2.50%, 6.12%, 1/30/31  11,063 11,033
132,796
Broadcasting  5.0%
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
7.735%, 8/21/28  14,451 14,470
CMG Media, FRN, 3M TSFR + 3.50%, 7.30%, 6/18/29  38,126 34,368
Discovery Global Holdings, FRN, 1M TSFR + 2.50%,
6/30/33 (3) 32,550 32,606
E.W. Scripps, FRN, 1M TSFR + 3.35%, 7.067%, 11/30/29  9,418 9,140
E.W. Scripps, FRN, 1M TSFR + 5.75%, 9.467%, 6/30/28 (3) 9,979 9,946
iHeartCommunications, FRN, 1M TSFR + 5.78%, 9.51%, 5/1/29  16,767 15,937
Neptune Bidco U.S., FRN, 3M TSFR + 5.00%, 8.769%, 2/3/33  42,670 42,150
Nexstar Media, FRN, 1M TSFR + 2.50%, 6.12%, 6/28/32  4,625 4,622
Nexstar Media, FRN, 1M TSFR + 2.75%, 6.37%, 3/18/33  19,319 19,322

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sinclair Television Group, FRN, 1M TSFR + 3.30%, 7.035%,
12/31/29 (3) 5,542 5,005
Townsquare Media, FRN, 6M TSFR + 5.00%, 8.587%, 2/19/30  6,472 4,717
Univision Communications, FRN, 1M TSFR + 3.25%, 6.985%,
1/31/29  2,958 2,941
Univision Communications, FRN, 1M TSFR + 3.50%, 7.235%,
1/31/29  1,490 1,482
Univision Communications, FRN, 3M TSFR + 4.25%, 7.95%,
6/24/29  6,656 6,658
203,364
Building Products  1.4%
Chariot Buyer, FRN, 1M TSFR + 2.75%, 6.37%, 9/8/32  10,158 10,163
CP Atlas Buyer, FRN, 1M TSFR + 5.25%, 8.87%, 7/8/30  9,701 8,431
MI Windows & Doors, FRN, 1M TSFR + 2.75%, 6.37%, 3/28/31  10,307 10,082
Quikrete Holdings, FRN, 1M TSFR + 2.25%, 5.87%, 1/30/32  27,743 27,744
56,420
Cable Operators  1.0%
Cable One, FRN, 1M TSFR + 2.00%, 5.735%, 5/3/28  3,884 3,380
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 8.25%, 4/15/27  17,928 13,756
Directv Financing, FRN, 3M TSFR + 5.25%, 9.175%, 8/2/29  5,638 5,668
Directv Financing, FRN, 3M TSFR + 5.50%, 9.163%, 2/17/31  8,587 8,601
Radiate Holdco, FRN, 1M TSFR + 3.50%, 8.735%, 9/25/29
(1.50% PIK and 1M TSFR + 3.50% Cash) (4) 8,813 7,961
Radiate Holdco, FRN, 1M TSFR + 4.00%, 4.56%, 6/26/29 (2) 2,042 2,041
41,407
Chemicals  1.5%
Bond U.S. Bidco 1, FRN, 1M TSFR + 3.50%, 5/7/33 (3) 9,870 9,887
Nouryon Finance, FRN, 6M TSFR + 3.25%, 6.937%, 4/3/28  11,761 11,760
Nouryon Finance, FRN, 6M TSFR + 3.25%, 6.937%, 4/3/28  6,276 6,274
Qnity Electronics, FRN, 3M TSFR + 2.00%, 5.666%, 11/1/32  14,419 14,466
W. R. Grace Holdings, FRN, 3M TSFR + 3.00%, 6.70%, 8/19/32  7,602 7,583
Windsor Holdings III, FRN, 1M TSFR + 2.75%, 6.37%, 8/1/30  10,418 10,376
60,346
Consumer Products  2.4%
19th Holdings Golf, FRN, 1M TSFR + 3.25%, 6.995%, 2/7/29  6,962 6,984
ABG Intermediate Holdings 2, FRN, 1M TSFR + 2.25%, 5.87%,
12/21/28  4,117 4,120
Lavender U.S. HoldCo 1, FRN, 3M TSFR + 3.25%, 6.95%,
12/30/32  6,150 6,111
Life Time, FRN, 1M TSFR + 2.00%, 5.646%, 11/5/31  8,587 8,600
OAK-Eagle Acquireco, FRN, 1M TSFR + 3.50%, 3/24/33 (3) 49,600 49,751
Peloton Interactive, FRN, 1M TSFR + 5.50%, 9.12%, 5/30/29  8,434 8,451
Prestige Brands, FRN, 1M TSFR + 2.00%, 6/12/33 (3) 4,845 4,857

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Tory Burch, FRN, 1M TSFR + 4.00%, 7.62%, 4/17/31  7,790 7,767
96,641
Container  2.1%
Charter Next Generation, FRN, 1M TSFR + 2.50%, 6.145%,
11/29/30  32,372 32,429
Iris Holding, FRN, 3M TSFR + 4.75%, 8.513%, 6/28/28  6,335 5,852
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 7.849%,
3/7/33  20,519 20,070
Sword Purchaser, FRN, 1M TSFR + 4.00%, 7.62%, 4/9/33  24,930 24,282
Trident TPI Holdings, FRN, 1M TSFR + 3.75%, 9/15/28 (3) 2,120 2,044
84,677
Diversified Chemicals  0.2%
INEOS U.S. Finance, FRN, 1M TSFR + 3.00%, 2/7/31 (3) 4,405 4,146
INEOS U.S. Finance, FRN, 1M TSFR + 3.25%, 2/19/30 (3) 6,285 5,950
10,096
Energy  2.3%
Brazos Delaware II, FRN, 1M TSFR + 2.50%, 6.131%, 2/11/30  4,737 4,746
Calcasieu Pass Funding, FRN, 6M TSFR + 3.25%, 6.954%,
4/11/33  23,284 23,343
CPPIB OVM Member U.S., FRN, 3M TSFR + 2.25%, 5.95%,
8/20/31  5,760 5,763
Deep Blue Operating I, FRN, 1M TSFR + 2.25%, 5.895%,
10/1/32  12,695 12,737
Goodnight Water Solutions Holdings, FRN, 1M TSFR + 4.00%,
7.62%, 6/4/29 (5) 6,559 6,592
M6 ETX Holdings II Midco, FRN, 1M TSFR + 2.50%, 6.12%,
4/1/32  9,520 9,548
NGL Energy Operating, FRN, 1M TSFR + 3.50%, 7.131%,
3/11/33  19,245 19,290
Northriver Midstream Finance, FRN, 3M TSFR + 2.25%,
5.942%, 8/16/30  8,414 8,421
Pelican Pipeline, FRN, 3M TSFR + 2.75%, 6.466%, 3/25/33  3,095 3,107
93,547
Entertainment & Leisure  3.5%
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%,
10.603%, 1/4/29  30,498 30,524
Crown Finance U.S., FRN, 1M TSFR + 4.50%, 8.145%, 12/2/31  31,823 31,861
Delta 2, FRN, 3M TSFR + 1.75%, 5.45%, 9/10/31  15,350 15,363
EOC Borrower, FRN, 1M TSFR + 2.75%, 6.37%, 3/24/32  18,198 18,244
Odeon FincoFixed, 4/17/31 (3) 2,605 2,615
TKO Worldwide Holdings, FRN, 3M TSFR + 2.00%, 5.636%,
11/21/31  40,586 40,588
United Talent Agency, FRN, 1M TSFR + 3.00%, 6.625%,
6/10/32  1,626 1,630
140,825

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Financial  14.7%
Acrisure, FRN, 1M TSFR + 3.00%, 6.62%, 11/6/30  29,552 28,001
Acrisure, FRN, 1M TSFR + 3.25%, 6.87%, 6/21/32  9,251 8,748
Alera Group, FRN, 1M TSFR + 2.75%, 6.37%, 5/30/32  16,388 15,782
Alera Group, FRN, 1M TSFR + 5.50%, 9.12%, 5/30/33  55,605 53,714
Alliant Holdings Intermediate, FRN, 1M TSFR + 2.50%, 6.12%,
9/19/31 (3) 25,027 24,924
Aretec Group, FRN, 1M TSFR + 3.00%, 6.62%, 8/9/30 (3) 6,582 6,491
BCPE Pequod Buyer, FRN, 1M TSFR + 2.75%, 6.37%, 11/25/31  19,445 19,295
Blackstone Mortgage Trust, FRN, 1M TSFR + 2.50%, 6.12%,
12/10/30  4,018 4,008
Chicago U.S. Midco III, FRN, 1M TSFR + 2.50%, 5.652%,
11/1/32 (2) 6,303 6,306
Chrysaor Bidco, FRN, 3M TSFR + 3.00%, 6.669%, 10/30/31  7,055 7,077
Citadel Securities Global Holdings, FRN, 3M TSFR + 2.00%,
5.70%, 10/31/31  3,659 3,662
Citco Funding, FRN, 3M TSFR + 2.00%, 5.663%, 1/30/33  4,045 4,051
CRC Insurance Group, FRN, 3M TSFR + 4.75%, 8.45%, 5/6/32  58,650 57,892
Edelman Financial Engines Center, FRN, 1M TSFR + 4.00%,
7.62%, 11/28/31  40,551 40,576
EP Wealth Advisors, FRN, 3M TSFR + 3.00%, 6.70%, 10/18/32  4,145 4,157
Focus Financial Partners, FRN, 1M TSFR + 2.50%, 6.12%,
9/15/31  41,190 40,465
GTCR Everest Borrower, FRN, 3M TSFR + 2.50%, 6.20%,
9/5/31  10,624 10,639
HighTower Holding, FRN, 3M TSFR + 2.75%, 6.408%, 2/3/32  30,448 30,419
HUB International, FRN, 3M TSFR + 2.25%, 5.922%, 6/20/30  54,542 54,652
Insignia Financial, FRN, 1M TSFR + 4.50%, 8.131%, 4/11/33  14,005 13,865
Jane Street Group, FRN, 3M TSFR + 2.00%, 5.666%, 12/15/31  21,289 21,158
Jones DesLauriers Insurance Management, FRN, 3M TSFR +
3.00%, 6.663%, 2/2/33  19,085 18,855
KREF Holdings X, FRN, 1M TSFR + 2.50%, 6.125%, 3/5/32  6,227 6,061
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 6.62%, 7/2/31  18,957 18,735
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 8.87%, 7/2/32  27,999 27,159
Orion Advisor Solutions, FRN, 3M TSFR + 2.75%, 6.413%,
9/24/30  5,112 5,100
Osaic Holdings, FRN, 3M TSFR + 2.50%, 6.20%, 7/30/32  8,066 8,033
PEX Holdings, FRN, 3M TSFR + 2.75%, 6.45%, 11/26/31  6,118 6,126
Ryan Specialty, FRN, 1M TSFR + 2.00%, 5.62%, 9/15/31  3,254 3,255
Sedgwick Claims Management Services, FRN, 1M TSFR +
2.50%, 6.12%, 7/31/31  46,620 46,561
TPG Re Finance Trust, FRN, 1M TSFR + 2.75%, 6.379%,
5/16/33 (5) 2,890 2,890
598,657

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Food  0.9%
B&G Foods, FRN, 1M TSFR + 3.50%, 10/10/29 (3) 3,490 3,416
Celsius Holdings, FRN, 3M TSFR + 2.25%, 5.95%, 4/1/32  8,592 8,639
Chobani, FRN, 1M TSFR + 2.25%, 5.87%, 10/28/32  10,760 10,791
Primo Brands, FRN, 3M TSFR + 2.75%, 6.45%, 3/19/31  9,290 9,343
Snacking Investments U.S., FRN, 3M TSFR + 3.00%, 6.663%,
10/29/32  5,501 5,502
37,691
Gaming  1.6%
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 5.87%,
2/6/30 (3) 15,650 15,181
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 5.87%, 2/6/31  2,600 2,509
HRNI Holdings, FRN, 3M TSFR + 4.25%, 8.10%, 12/11/28  14,891 14,407
Light & Wonder International, FRN, 1M TSFR + 2.00%, 5.579%,
4/16/29  4,052 4,055
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 7.95%, 8/1/30  6,421 6,052
Pioneer Opco, FRN, 1M TSFR + 3.25%, 5/16/33 (3) 12,335 12,409
Playtika Holding, FRN, 1M TSFR + 2.75%, 6.485%, 3/13/28  2,319 2,266
Voyager Parent, FRN, 3M TSFR + 4.25%, 7.925%, 7/1/32  8,083 8,080
64,959
Health Care  9.2%
1261229 B.C., FRN, 1M TSFR + 6.25%, 9.87%, 10/8/30  17,761 17,132
Amneal Pharmaceuticals, FRN, 1M TSFR + 3.00%, 6.62%,
8/1/32  3,497 3,515
Argent Finco, FRN, 3M TSFR + 2.50%, 6.164%, 11/22/32  2,510 2,524
Athenahealth Group, FRN, 1M TSFR + 3.25%, 6.858%,
2/14/32 (3) 35,268 35,059
Bausch + Lomb, FRN, 1M TSFR + 3.75%, 7.37%, 1/15/31  21,065 21,133
Concentra Health Services, FRN, 1M TSFR + 2.00%, 5.62%,
7/26/31  4,296 4,312
Dechra Finance U.S., FRN, 3M TSFR + 2.75%, 6.387%,
1/27/32  5,338 5,350
Financiere Mendel, FRN, 3M TSFR + 2.75%, 6.393%, 11/8/30  3,765 3,783
Global Medical Response, FRN, 1M TSFR + 3.25%, 6.848%,
10/1/32  5,136 5,158
Heartland Dental, FRN, 1M TSFR + 3.50%, 7.12%, 8/25/32 (3) 11,011 11,002
Hopper Merger Sub, FRN, 3M TSFR + 2.25%, 5.924%, 4/7/33  31,920 31,584
Hopper Merger Sub, FRN, 3M TSFR + 5.00%, 8.679%, 1/5/34  69,731 69,208
Insulet, FRN, 1M TSFR + 2.00%, 5.62%, 8/1/31  3,441 3,460
IVI America, FRN, 3M TSFR + 3.25%, 6.95%, 4/9/31  6,097 6,111
LifePoint Health, FRN, 3M TSFR + 3.50%, 7.177%, 5/17/31  12,578 12,437
LifePoint Health, FRN, 3M TSFR + 3.75%, 7.423%, 5/17/31  8,901 8,820
Loire Finco Luxembourg, FRN, 1M TSFR + 4.00%, 7.62%,
1/21/30  692 693

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Opal U.S., FRN, 3M TSFR + 3.00%, 6.70%, 4/28/32  44,248 44,256
Paradigm Parent, FRN, 3M TSFR + 4.50%, 8.20%, 4/16/32  4,433 3,722
Pediatric Associates Holding, FRN, 1M TSFR + 5.00%,
12/29/31 (3)(5) 6,175 6,160
PetVet Care Centers, FRN, 1M TSFR + 6.00%, 8.751%,
10/24/30 (2)(5) 4,154 2,991
QuidelOrtho, FRN, 1M TSFR + 4.00%, 7.62%, 8/20/32  4,259 4,058
Radiology Partners, FRN, 1M TSFR + 4.50%, 6/30/32 (3) 6,190 6,167
Star Parent, FRN, 3M TSFR + 4.00%, 7.70%, 9/27/30  6,078 6,086
Surgery Center Holdings, FRN, 1M TSFR + 2.50%, 6.12%,
12/19/30  28,171 28,231
Team Health Holdings, FRN, 3M TSFR + 4.00%, 7.663%,
6/30/28  16,640 16,686
U.S. Renal Care, FRN, 1M TSFR + 5.00%, 8.735%, 6/28/28  9,054 8,843
Waystar Technologies, FRN, 1M TSFR + 2.00%, 5.62%,
10/22/29 (5) 4,163 4,163
372,644
Information Technology  11.2%
Applied Systems, FRN, 3M TSFR + 2.25%, 5.95%, 2/24/31  37,431 37,074
Applied Systems, FRN, 3M TSFR + 4.50%, 8.20%, 2/23/32  32,865 32,472
Avalara, FRN, 3M TSFR + 2.75%, 6.45%, 3/26/32  15,903 15,410
Central Parent, FRN, 3M TSFR + 3.25%, 6.95%, 7/6/29  535 242
Cloud Software Group, FRN, 3M TSFR + 3.25%, 6.95%,
3/21/31  15,208 14,273
Cloud Software Group, FRN, 3M TSFR + 3.25%, 6.95%,
8/13/32  20,306 18,992
ConnectWise, FRN, 3M TSFR + 3.50%, 7.461%, 9/29/28  8,850 8,304
Delivery Hero Finco, FRN, 3M TSFR + 5.00%, 8.643%,
12/12/29  14,676 14,698
Delivery Hero Finco, FRN, 3M TSFR + 5.00%, 8.643%,
6/16/32 (3) 6,589 6,632
Delta Topco, FRN, 3M TSFR + 2.75%, 6.424%, 11/30/29  4,178 4,036
Delta Topco, FRN, 3M TSFR + 5.25%, 8.924%, 11/29/30  6,405 5,588
Disco Parent, FRN, 3M TSFR + 3.00%, 6.666%, 8/6/32  6,116 6,067
ECI Macola, FRN, 3M TSFR + 2.75%, 6.45%, 5/9/30  4,115 4,033
Ellucian Holdings, FRN, 1M TSFR + 2.50%, 6.12%, 10/9/29  27,693 27,335
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.37%, 11/22/32  39,741 38,748
Epicor Software, FRN, 1M TSFR + 2.50%, 6.12%, 5/30/31  38,869 38,335
Fleet U.S. Bidco, FRN, 1M TSFR + 2.75%, 6.334%, 2/21/31 (5) 7,957 7,996
Javelin Buyer, FRN, 3M TSFR + 5.00%, 8.666%, 12/6/32  8,530 7,762
Kaseya, FRN, 3M TSFR + 3.25%, 6.913%, 3/22/32  6,332 5,486
Kaseya, FRN, 3M TSFR + 5.00%, 8.663%, 3/21/33  21,855 16,479
McAfee, FRN, 1M TSFR + 3.00%, 6.62%, 3/1/29  31,611 28,653
MH Sub I, FRN, 1M TSFR + 4.25%, 7.87%, 5/3/28  11,004 10,638

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MH Sub I, FRN, 1M TSFR + 4.25%, 7.87%, 12/31/31  5,173 4,457
MH Sub I, FRN, 1M TSFR + 6.25%, 9.87%, 2/23/29  7,669 6,646
Orion U.S. Finco, FRN, 3M TSFR + 3.50%, 7.169%, 10/8/32  4,210 4,212
Orion U.S. Finco, FRN, 3M TSFR + 5.50%, 9.169%, 10/11/33  6,570 6,447
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%,
8.70%, 5/9/33  23,164 13,512
Proofpoint, FRN, 3M TSFR + 3.00%, 6.70%, 8/31/28  27,031 26,371
RealPage, FRN, 3M TSFR + 3.75%, 7.45%, 4/24/28  26,786 26,171
Red Planet Borrower, FRN, 1M TSFR + 4.00%, 7.62%, 9/8/32  18,987 18,995
456,064
Manufacturing  4.0%
A B Boyd, FRN, 1M TSFR + 4.50%, 8.12%, 11/8/31 (3)(5) 3,455 3,334
Alliance Laundry Systems, FRN, 3M TSFR + 2.25%, 5.901%,
8/19/31  2,338 2,344
Altar Bidco, FRN, 12M TSFR + 3.35%, 6.858%, 2/1/29 (3) 16,840 16,759
Altar Bidco, FRN, 6M TSFR + 5.60%, 2/1/30 (3) 875 815
CompoSecure Holdings, FRN, 1M TSFR + 2.25%, 5.875%,
1/14/33  6,120 6,094
Engineered Machinery Holdings, FRN, 3M TSFR + 3.25%,
6.95%, 11/26/32  29,122 29,275
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
9.961%, 5/21/29  26,849 26,872
Filtration Group, FRN, 1M TSFR + 2.50%, 6.12%, 10/21/28  21,679 21,702
Lsf12 Helix Parent, FRN, 1M TSFR + 3.50%, 7.12%, 1/22/33  6,706 6,661
Madison IAQ, FRN, 6M TSFR + 2.75%, 6.378%, 11/8/32 (3) 4,268 4,272
Madison Safety & Flow, FRN, 1M TSFR + 2.50%, 6.108%,
9/26/31  4,047 4,055
Merlin Buyer, FRN, 3M TSFR + 4.00%, 7.68%, 4/15/33  10,378 10,436
Pro Mach Group, FRN, 1M TSFR + 2.75%, 6.37%, 10/15/32  24,242 24,266
Recess Holdings, FRN, 3M TSFR + 3.75%, 7.417%, 2/20/30  3,742 3,733
Watlow Electric Manufacturing, FRN, 3M TSFR + 3.00%,
6.663%, 3/2/28  4,280 4,282
164,900
Metals & Mining  0.6%
Arsenal AIC Parent, FRN, 1M TSFR + 2.75%, 6.37%, 8/18/30  10,291 10,319
Worthington Steel, FRN, 1M TSFR + 4.00%, 5/28/33 (3) 13,215 13,149
23,468
Other Telecommunications  1.7%
Coreweave Financing, FRN, 1M TSFR + 4.50%, 3.522%,
11/15/31 (2) 2,830 2,888
Level 3 Financing, FRN, 1M TSFR + 2.75%, 6.381%, 3/29/32  37,980 38,122
QualityTech, FRN, 1M TSFR + 3.50%, 7.145%, 11/4/31 (5) 7,965 7,965
Uniti Services, FRN, 1M TSFR + 4.00%, 7.62%, 10/6/32  8,743 8,738
VCI Asset Holdings 1, 11/20/30 (3) 4,425 4,696

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
VCI Asset Holdings 3, 6.875%, 4/24/31  3,295 3,339
Zayo Group Holdings, FRN, 1M TSFR + 3.00%, 7.735%,
3/11/30 (1.00% PIK and 1M TSFR + 3.00% Cash) (4) 3,690 3,686
69,434
Restaurants  0.8%
Dave & Buster's, FRN, 3M TSFR + 3.25%, 6.938%, 6/29/29  8,843 7,889
Fertitta Entertainment, FRN, 1M TSFR + 3.25%, 6.87%,
1/27/29 (3) 4,035 4,019
IRB Holding, FRN, 1M TSFR + 2.50%, 6.108%, 12/15/30  16,154 16,185
Raising Cane's Restaurants, FRN, 1M TSFR + 2.00%,
5/29/33 (3) 4,875 4,857
32,950
Retail  1.5%
Boots Group Finco, FRN, 3M TSFR + 3.25%, 6.924%, 8/30/32  10,065 10,123
Evergreen Acqco 1, FRN, 3M TSFR + 3.00%, 6.686%, 9/17/32  5,011 5,011
Men's Wearhouse, FRN, 3M TSFR + 5.75%, 9.414%, 1/28/31  14,556 14,693
PetSmart, FRN, 1M TSFR + 4.00%, 7.584%, 8/18/32  12,176 12,133
Sweetwater Borrower, FRN, 1M TSFR + 4.00%, 7.62%,
2/17/33 (5) 3,320 3,337
Victra Holdings, FRN, 3M TSFR + 3.75%, 7.45%, 3/29/29  14,526 14,354
59,651
Satellites  1.3%
Connect Finco, FRN, 1M TSFR + 4.50%, 8.12%, 9/27/29  19,107 19,159
Galileo Parent, FRN, 6M TSFR + 4.50%, 8.118%, 3/3/33  20,545 20,494
Iridium Satellite, FRN, 1M TSFR + 2.25%, 5.87%, 9/20/30  4,326 4,281
Viasat, FRN, 1M TSFR + 4.50%, 8.193%, 5/30/30  4,794 4,812
Viasat, FRN, 1M TSFR + 4.50%, 8.223%, 3/2/29  4,816 4,836
53,582
Services  7.8%
Aggreko Holdings, FRN, 3M TSFR + 3.00%, 6.632%, 5/21/31  21,051 21,093
Allied Universal Holdco, FRN, 1M TSFR + 3.25%, 6.87%,
8/20/32  38,008 38,126
Anticimex Global, FRN, 3M TSFR + 2.90%, 6.41%, 11/17/31  4,051 4,061
Ascend Learning, FRN, 1M TSFR + 3.00%, 6.62%, 12/11/28  20,796 20,502
Camelot U.S. Acquisition, FRN, 1M TSFR + 2.75%, 6.37%,
1/31/31 (3) 8,570 8,079
Clearwater Analytics, FRN, 1M TSFR + 2.00%, 5.584%, 4/21/32  10,463 10,450
Crown Subsea Communications Holding, FRN, 1M TSFR +
3.00%, 6.62%, 1/30/31  6,713 6,751
Dayforce Bidco, FRN, 3M TSFR + 3.00%, 6.663%, 2/4/33  23,905 22,734
Edge Finco, FRN, 3M TSFR + 3.50%, 8/22/31 (EUR) (3) 5,280 6,189
Fortress Intermediate 3, FRN, 1M TSFR + 3.00%, 6.638%,
6/27/31 (5) 12,304 12,181
HireRight Holdings, FRN, 1M TSFR + 3.25%, 6.87%, 9/27/30  4,528 4,320

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Icon Parent, FRN, 3M TSFR + 2.75%, 6.44%, 11/13/31 (3) 17,078 16,307
Mermaid Bidco, FRN, 3M TSFR + 3.25%, 6.908%, 7/3/31  12,370 12,209
Project Boost Purchaser, FRN, 3M TSFR + 2.75%, 6.45%,
7/16/31  10,698 10,566
Renaissance Holdings, FRN, 3M TSFR + 4.00%, 7.663%,
4/5/30  14,988 11,703
Sabre GLBL, FRN, 1M TSFR + 6.00%, 9.72%, 11/15/29  1,909 1,608
Sabre GLBL, FRN, 1M TSFR + 6.25%, 9.97%, 7/30/29  3,994 3,347
Salas O'brien, FRN, 6M TSFR + 1.38%, 5.799%, 1/31/33 (2)(5) 3,425 3,421
Shift4 Payments, FRN, 3M TSFR + 2.00%, 5.677%, 7/3/32  5,970 5,970
Speed Midco 3, FRN, 6M TSFR + 2.50%, 6.195%, 10/7/32  8,903 8,847
Staples, FRN, 3M TSFR + 5.75%, 9.413%, 9/4/29  3,881 3,609
TK Elevator U.S. Newco, FRN, 6M TSFR + 2.75%, 6.377%,
4/30/30  10,090 10,169
Trio Bidco, FRN, 3M TSFR + 0.50%, 0.50%, 10/29/32 (2) 1,206 1,173
Trio Bidco, FRN, 3M TSFR + 4.00%, 7.70%, 10/8/32  11,454 11,139
UKG, FRN, 3M TSFR + 2.25%, 5.913%, 2/10/31  46,459 44,842
Wash Bidco, FRN, 1M TSFR + 3.00%, 6.614%, 8/9/32 (3) 6,060 6,069
White Cap Supply Holdings, FRN, 1M TSFR + 3.25%, 6.87%,
10/19/29  9,760 9,685
White Cap Supply Holdings, FRN, 1M TSFR + 3.50%, 7.12%,
2/10/33  625 619
315,769
Supermarkets  0.6%
BCPE Empire Holdings, FRN, 1M TSFR + 3.25%, 6.87%,
12/26/30  4,065 4,036
BCPE Empire Holdings, FRN, 1M TSFR + 3.50%, 7.12%,
12/29/32  6,600 6,563
EG America, FRN, 3M TSFR + 3.25%, 6.916%, 2/10/31  13,281 13,304
23,903
Utilities  4.4%
Alpha Generation, FRN, 1M TSFR + 1.75%, 5.37%, 9/30/31  17,993 17,956
Cogentrix Finance Holdco I, FRN, 1M TSFR + 2.25%, 5.87%,
2/26/32  15,603 15,612
Compass Power Generation, FRN, 1M TSFR + 3.25%, 6.87%,
4/14/29  3,174 3,193
Constellation Renewables, FRN, 3M TSFR + 2.00%, 5.666%,
12/15/27  12,131 12,101
Cornerstone Generation, FRN, 3M TSFR + 2.25%, 5.913%,
8/11/32  20,940 20,958
Hamilton Projects Acquiror, FRN, 1M TSFR + 2.50%, 6.12%,
5/30/31  9,472 9,511
Innio North America Holding, FRN, 3M TSFR + 2.00%, 5.648%,
11/2/31  4,906 4,906
MRP Buyer, FRN, 3M TSFR + 3.25%, 6.946%, 6/4/32  1,199 1,202

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MRP Buyer, FRN, 3M TSFR + 3.25%, 6.95%, 6/4/32  9,249 9,272
Resilience Parent, FRN, 1M TSFR + 2.50%, 6.126%, 2/28/33  33,410 33,487
Resilience Parent, FRN, 3M TSFR + 5.25%, 8.876%,
2/27/34 (5) 17,882 17,703
Talen Energy Supply, FRN, 1M TSFR + 2.00%, 5.62%, 11/25/32  4,108 4,071
Talen Energy Supply, FRN, 1M TSFR + 2.50%, 6.125%,
12/15/31  28,488 28,325
178,297
Wireless Communications  1.0%
Asurion, FRN, 3M TSFR + 3.75%, 7.413%, 2/23/33  3,830 3,734
Asurion, FRN, 3M TSFR + 4.25%, 7.913%, 9/19/30  12,218 12,212
Asurion, FRN, 3M TSFR + 4.25%, 8.013%, 8/19/28  770 769
Asurion, FRN, 3M TSFR + 5.25%, 9.028%, 1/20/29  24,046 24,050
40,765
Total Bank Loans (Cost $3,583,909) 3,542,420
CONVERTIBLE PREFERRED STOCKS  0.2%
Insurance  0.2%
Acrisure, Series A-2, Acquisition Date: 5/20/25, Cost $6,200 (5)
(6)(7) 257 8,142
Total Convertible Preferred Stocks (Cost $6,200) 8,142
CORPORATE BONDS  8.4%
Aerospace & Defense  0.1%
TransDigm, 6.75%, 8/15/28 (8) 4,070 4,123
4,123
Automotive  0.9%
Rivian Holdings, 10.00%, 1/15/31 (8) 35,550 35,033
35,033
Broadcasting  1.0%
CMG Media, 8.875%, 6/18/29 (8) 4,550 3,667
Gray Media, 9.625%, 7/15/32 (8) 3,950 3,893
Gray Media, 10.50%, 7/15/29 (8) 5,184 5,494
Neptune Bidco U.S., 9.29%, 4/15/29 (8) 7,980 8,161
Neptune Bidco U.S., 10.375%, 5/15/31 (8) 14,045 14,673
Univision Communications, 9.375%, 8/1/32 (8) 3,865 3,957
39,845
Building Products  0.0%
CP Atlas Buyer, 9.75%, 7/15/30 (8) 1,275 1,200
1,200

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cable Operators  0.4%
CSC Holdings, 11.25%, 5/15/28 (8) 9,700 6,459
Directv Financing, 10.00%, 2/15/31 (8) 8,035 8,410
14,869
Chemicals  0.3%
Bond U.S. Bidco 1, 7.125%, 6/15/33 (8) 4,959 4,998
INEOS Finance, 7.50%, 4/15/29 (8) 5,850 5,823
10,821
Consumer Products  0.1%
OAK-Eagle Acquireco, 7.25%, 7/1/33 (8) 4,611 4,805
4,805
Container  0.1%
Sword Purchaser, 8.25%, 4/15/33 (8) 5,210 5,366
5,366
Energy  0.4%
Aethon III, 10.077%, 1/10/27, Acquisition Date: 9/5/25,
Cost $3,667 (5)(7) 3,680 3,680
Venture Global LNG, 9.50%, 2/1/29 (8) 3,255 3,542
Venture Global LNG, VR, 9.00% (8)(9)(10) 5,070 5,008
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (8) 3,530 3,897
16,127
Financial  0.6%
Acrisure, 8.50%, 6/15/29 (8) 4,015 3,963
Alliant Holdings Intermediate, 6.75%, 4/15/28 (8) 4,225 4,263
Aretec Group, 10.00%, 8/15/30 (8) 3,397 3,606
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (8) 3,910 3,989
Navient, 9.375%, 7/25/30  3,325 3,387
USI, 7.50%, 1/15/32 (8) 4,176 4,259
23,467
Health Care  0.6%
1261229 B.C., 10.00%, 4/15/32 (8) 4,150 4,249
CHS, 10.875%, 1/15/32 (8) 5,916 6,376
LifePoint Health, 7.00%, 5/1/34 (8) 10,010 9,770
Radiology Partners, 8.50%, 7/15/32 (8) 3,555 3,623
24,018
Information Technology  0.4%
Cloud Software Group, 9.00%, 9/30/29 (8) 16,440 16,245
16,245
Metals & Mining  0.1%
Arsenal AIC Parent, 11.50%, 10/1/31 (8) 3,360 3,626
3,626
Other Telecommunications  1.1%
APLD ComputeCo 2, 6.75%, 3/15/31 (8) 10,165 10,244

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Edged Compute, 7.50%, 4/30/31 (8) 6,060 6,078
Flash Compute, 7.25%, 12/31/30 (8) 7,195 7,427
Level 3 Financing, 3.75%, 7/15/29 (8) 80 77
Level 3 Financing, 7.00%, 3/31/34 (8) 8,005 8,294
PR RNO Property Owner 1, 6.50%, 5/1/31 (8) 7,815 7,824
WULF Compute, 7.75%, 10/15/30 (8) 6,450 6,786
46,730
Printing & Publishing  0.3%
Getty Images, 10.50%, 11/15/30 (8) 8,995 8,001
Getty Images, 11.25%, 2/21/30 (8) 5,306 4,556
12,557
Real Estate Investment Trust Securities  0.1%
Service Properties Trust, 8.625%, 11/15/31 (8) 2,975 3,139
Service Properties Trust, Zero Coupon, 9/30/27 (8) 3,425 3,183
6,322
Retail  0.2%
Men's Wearhouse, 9.00%, 2/1/31 (8) 2,531 2,662
Petco Health & Wellness, 8.25%, 2/1/31 (8) 4,370 4,374
7,036
Services  0.6%
Allied Universal Holdco, 7.875%, 2/15/31 (8) 3,616 3,780
Clarivate Science Holdings, 3.875%, 7/1/28 (8) 1,830 1,771
Clarivate Science Holdings, 4.875%, 7/1/29 (8) 4,501 4,117
Sabre Financial Borrower, 11.125%, 6/15/29 (8) 6,515 6,776
UKG, 6.875%, 2/1/31 (8) 10,325 10,153
26,597
Supermarkets  0.2%
EG Global Finance, 12.00%, 11/30/28 (8) 6,423 6,850
6,850
Utilities  0.5%
NRG Energy, VR, 10.25% (8)(9)(10) 5,330 5,799
Vistra, VR, 8.00% (8)(9)(10) 2,258 2,273
Vistra, Series C, VR, 8.875% (8)(9)(10) 11,170 12,013
20,085
Wireless Communications  0.4%
Asurion, 8.00%, 12/31/32 (8) 8,145 8,491
Asurion, 8.375%, 2/1/34 (8) 8,137 7,953
16,444
Total Corporate Bonds (Cost $342,947) 342,166

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
PREFERRED STOCKS  0.2%
Financial  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $7,407 (5)
(7) 8 7,482
Navacord, Class A, Acquisition Date: 1/30/26, Cost $3,405
(CAD) (5)(6)(7) 5 3,327
Total Preferred Stocks (Cost $10,812) 10,809
SHORT-TERM INVESTMENTS  7.7%
Money Market Funds  7.7%
T. Rowe Price Government Reserve Fund, 3.67% (11)(12) 311,107 311,107
Total Short-Term Investments (Cost $311,107) 311,107
Total Investments in Securities
103.7% of Net Assets
(Cost $4,254,975) $ 4,214,644
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at May 31, 2026, were $5,932 and were valued at $5,826
(0.1% of net assets).
(3) All or a portion of this loan is unsettled as of May 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) See Note 2. Level 3 in fair value hierarchy.
(6) Non-income producing

T. ROWE PRICE Floating Rate Fund

.
.
.
.
.
.
.
.
.
.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $22,631 and represents 0.6% of net assets.
(8) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $335,099 and represents 8.2% of net assets.
(9) Perpetual security with no stated maturity date.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
12M TSFR Twelve month Term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
PRIME Prime rate
SOFR Secured overnight financing rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 324 34 21 13
JPMorgan Chase, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 324 35 21 14
Total Bilateral Credit Default Swaps, Protection
Sold 42 27
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 3.631% (SOFR) at Maturity,
6/20/26 21,650 (38) — (38)
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 3.631% (SOFR) at Maturity,
9/20/26 12,520 176 — 176
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 3.631% (SOFR) at Maturity,
12/20/26 12,530 198 — 198
Total Bilateral Total Return Swaps — 336
Total Bilateral Swaps 42 363
*
Credit ratings as of May 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 8/21/26 USD 1,240 EUR 1,062 $ (3)
Toronto-Dominion Bank 7/24/26 USD 3,383 CAD 4,610 31
Net unrealized gain (loss) on open forward
currency exchange contracts $ 28

T. ROWE PRICE Floating Rate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.67% $ —# $ — $ 11,971+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
5/31/26
T. Rowe Price Government
Reserve Fund, 3.67% $ 361,545  ¤  ¤ $ 311,107^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $11,971 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $311,107.

T. ROWE PRICE Floating Rate Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,254,975) $ 4,214,644
Receivable for investment securities sold 63,660
Interest receivable 25,476
Cash 5,237
Receivable for shares sold 4,188
Due from affiliates 609
Unrealized gain on bilateral swaps 401
Foreign currency (cost $83) 84
Bilateral swap premiums paid 42
Unrealized gain on forward currency exchange contracts 31
Other assets 62
Total assets 4,314,434
Liabilities
Payable for investment securities purchased 233,135
Payable for shares redeemed 8,194
Investment management fees payable 2,008
Unrealized loss on bilateral swaps 38
Unrealized loss on forward currency exchange contracts 3
Payable to directors 2
Other liabilities 7,574
Total liabilities 250,954
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 4,063,480

T. ROWE PRICE Floating Rate Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (390,252)
Paid-in capital applicable to 445,123,496 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares
authorized 4,453,732
NET ASSETS $ 4,063,480
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,794,855; Shares outstanding:
196,626,859) $ 9.13
Advisor Class
(Net assets: $8,980; Shares outstanding: 981,447) $ 9.15
I Class
(Net assets: $939,609; Shares outstanding: 102,888,169) $ 9.13
Z Class
(Net assets: $1,320,036; Shares outstanding:
144,627,021) $ 9.13

T. ROWE PRICE Floating Rate Fund
Statement of Operations

($000s)
Year
Ended
5/31/26
Investment Income (Loss)
Income
.
  Interest $ 308,098
Dividend 12,755
Other 6
Total income 320,859
Expenses
Investment management 24,635
Shareholder servicing
Investor Class $ 2,922
Advisor Class 24
I Class 226 3,172
Rule 12b-1 fees
Advisor Class 30
Prospectus and shareholder reports
Investor Class 60
Advisor Class 1
I Class 16
Z Class 3 80
Interest and borrowing-related 639
Custody and accounting 279
Registration 181
Legal and audit 59
Directors 12
Miscellaneous 208
Waived / paid by Price Associates (7,709)
Total expenses 21,586
Net investment income 299,273

T. ROWE PRICE Floating Rate Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (14,074)
Swaps 548
Forward currency exchange contracts (506)
Foreign currency transactions 69
Net realized loss (13,963)
Change in net unrealized gain / loss
Securities (40,786)
Swaps (195)
Forward currency exchange contracts 259
Other assets and liabilities denominated in foreign currencies (16)
Change in net unrealized gain / loss (40,738)
Net realized and unrealized gain / loss (54,701)
INCREASE IN NET ASSETS FROM OPERATIONS $ 244,572

T. ROWE PRICE Floating Rate Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 299,273 $ 306,419
Net realized loss (13,963) (24,575)
Change in net unrealized gain / loss (40,738) (14,208)
Increase in net assets from operations 244,572 267,636
Distributions to shareholders
Net earnings
Investor Class (130,891) (130,985)
Advisor Class (820) (848)
I Class (68,497) (70,446)
Z Class (97,141) (101,885)
Decrease in net assets from distributions (297,349) (304,164)
Capital share transactions
*
Shares sold
Investor Class 834,147 1,169,904
Advisor Class 4,325 8,554
I Class 292,151 528,452
Z Class 106,621 320,182
Distributions reinvested
Investor Class 121,979 121,746
Advisor Class 773 797
I Class 61,191 63,484
Z Class 96,880 101,576
Shares redeemed
Investor Class (1,038,143) (925,478)
Advisor Class (9,815) (4,812)
I Class (400,558) (404,256)
Z Class (157,327) (372,138)
Increase (decrease) in net assets from capital
share transactions (87,776) 608,011

T. ROWE PRICE Floating Rate Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Net Assets
Increase (decrease) during period (140,553) 571,483
Beginning of period 4,204,033 3,632,550
End of period $ 4,063,480 $ 4,204,033
*Share information (000s)
Shares sold
Investor Class 90,458 126,172
Advisor Class 466 920
I Class 31,686 56,909
Z Class 11,659 34,472
Distributions reinvested
Investor Class 13,257 13,132
Advisor Class 84 86
I Class 6,648 6,844
Z Class 10,535 10,958
Shares redeemed
Investor Class (112,862) (100,200)
Advisor Class (1,061) (519)
I Class (43,535) (43,852)
Z Class (17,104) (40,486)
Increase (decrease) in shares outstanding (9,769) 64,436

T. ROWE PRICE Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Floating Rate Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Floating Rate Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation. The fund has four classes of shares: the Floating Rate
Fund (Investor Class), the Floating Rate Fund–Advisor Class (Advisor Class),
the Floating Rate Fund–I Class (I Class) and the Floating Rate Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are

T. ROWE PRICE Floating Rate Fund

amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Floating Rate Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Floating Rate Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information

T. ROWE PRICE Floating Rate Fund

to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Floating Rate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
May 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at May 31, 2026, totaled $917,000 for the year ended
May 31, 2026. During the year, transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bank Loans $ — $ 3,463,687 $ 78,733 $ 3,542,420
Convertible Preferred Stocks — — 8,142 8,142
Corporate Bonds — 338,486 3,680 342,166
Preferred Stocks — — 10,809 10,809
Short-Term Investments 311,107 — — 311,107
Total Securities 311,107 3,802,173 101,364 4,214,644
Swaps — 443 — 443
Forward Currency Exchange
Contracts — 31 — 31
Total $ 311,107 $ 3,802,647 $ 101,364 $ 4,215,118
Liabilities
Swaps $ — $ 38 $ — $ 38
Forward Currency Exchange
Contracts — 3 — 3
Total $ — $ 41 $ — $ 41

T. ROWE PRICE Floating Rate Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases Total Sales
Transfer
Out of
Level 3
Ending
Balance
5/31/26
Investment in
Securities
Bank Loans $ 184,441 $ (60) $ 85,767 $ (161,177) $ (30,238) $ 78,733
Convertible
Preferred Stocks 6,200 1,942 — — — 8,142
Corporate Bonds — 27 3,653 — — 3,680
Preferred Stocks 7,535 (130) 3,404 — — 10,809
Total $ 198,176 $ 1,779 $ 92,824 $ (161,177) $ (30,238) $ 101,364

T. ROWE PRICE Floating Rate Fund

against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 31
Credit derivatives Bilateral Swaps and Premiums 443
Total $ 474
Liabilities
Foreign exchange derivatives Forwards $ 3
Credit derivatives Bilateral Swaps and Premiums 38
Total $ 41
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives
$
(506)
$
—
$
(506)
Credit derivatives — 548 548
Total
$
(506)
$
548
$
42

T. ROWE PRICE Floating Rate Fund

Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support
Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives
$
259
$
—
$
259
Credit derivatives
— (195) (195)
Total
$
259
$
(195)
$
64

T. ROWE PRICE Floating Rate Fund

transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2026, no collateral had been posted by the fund to counterparties for bilateral derivatives.  As of May 31, 2026, collateral pledged by counterparties to the fund for bilateral derivatives consisted of securities valued at $381,000.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of

T. ROWE PRICE Floating Rate Fund

counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount

T. ROWE PRICE Floating Rate Fund

of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2026, the notional amount of protection sold by the fund totaled $648,000 (0.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 2% of net assets.

T. ROWE PRICE Floating Rate Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In

T. ROWE PRICE Floating Rate Fund

contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,688,684,000 and
$2,767,688,000, respectively, for the year ended May 31, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Floating Rate Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2026, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2026, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
May 31,
2026
May 31,
2025
Ordinary income (including short-term capital
gains, if any)
$
297,349
$
304,164
($000s)
Cost of investments
$
4,256,245
Unrealized appreciation
$
24,096
Unrealized depreciation (65,527)
Net unrealized appreciation (depreciation)
$
(41,431)
($000s)
Undistributed ordinary income
$
482
Net unrealized appreciation (depreciation) (41,431)
Loss carryforwards and deferrals (349,303)
Total distributable earnings (loss)
$
(390,252)

T. ROWE PRICE Floating Rate Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2026, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to

T. ROWE PRICE Floating Rate Fund

the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $26,000 remain subject to repayment by the fund at May 31, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.94% 0.95% 0.05% 0.00%
Expense limitation date 07/31/27 07/31/27 07/31/27 N/A
(Waived)/repaid during the
period ($000s) $— $(10) $— $(7,699)

T. ROWE PRICE Floating Rate Fund

May 31, 2026, expenses incurred pursuant to these service agreements were
$126,000 for Price Associates; $623,000 for T. Rowe Price Services, Inc.; and
$6,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At May 31, 2026, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Floating Rate Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - BORROWING
The fund, together with certain other U.S. registered floating rate and tax-
free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.4 billion, 364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the U.S. borrowers can borrow up to an aggregate commitment amount of
$1.25 billion, of which $1 billion is available to the U.S. floating rate borrowers and $250 million is available to the U.S. tax-free high yield borrowers, on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of
0.15% of the average daily undrawn commitment. All fees allocated to the U.S.
borrowers are based on the portion of the aggregate commitment available to

T. ROWE PRICE Floating Rate Fund

them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations. Loans are generally unsecured;
however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Daily Simple Secured
Overnight Financing Rate (SOFR), (b) Federal Funds Effective Rate, or (c) the
Overnight Bank Funding Rate plus an applicable margin. At May 31, 2026, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,250,000,000.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Floating Rate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Floating Rate Fund, Inc. and
Shareholders of T. Rowe Price Floating Rate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Floating Rate Fund (constituting
T. Rowe Price Floating Rate Fund, Inc., referred to hereafter as the "Fund")
as of May 31, 2026, the related statement of operations for the year ended
May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May
31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Floating Rate Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Floating Rate Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $784,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $784,000 of the fund's income qualifies for the dividends-received deduction.
For nonresident alien shareholders, $136,643,000 of income dividends are interest-
related dividends.
For shareholders subject to interest expense deduction limitation under Section
163(j), $284,701,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Floating Rate Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Floating Rate Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Floating Rate Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Floating Rate Fund

In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the fourth quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the third quintile
(Expense Group and Expense Universe). The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the fourth quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Floating Rate Fund

and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F194-050 7/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

 (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Floating Rate Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026